Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	12 Months Ended
	May 31, 2019	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Aug. 31, 2018	Oct. 31, 2017	Aug. 31, 2017	Oct. 31, 2016	Aug. 31, 2016	Oct. 31, 2015	Aug. 31, 2015
C000130396
Account Value [Line Items]
Line Graph and Table Measure Name				CIBC Atlas Disciplined Equity Fund, Institutional Class Shares
C000130893
Account Value [Line Items]
Line Graph and Table Measure Name		CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares
Account Value		$ 250,000	$ 595,199	$ 250,000	$ 454,887	$ 460,178	$ 586,430	$ 419,302	$ 393,428	$ 334,909		$ 321,126		$ 269,224		$ 273,996
C000130895
Account Value [Line Items]
Line Graph and Table Measure Name			CIBC Atlas Income Opportunities Fund, Institutional Class Shares
Account Value		250,000	$ 527,052	$ 250,000	433,069	413,684	471,195	372,446	354,485	313,306		299,536		264,610		248,335
C000195841
Account Value [Line Items]
Line Graph and Table Measure Name			CIBC Atlas All Cap Growth Fund, Institutional Class Shares
C000195839
Account Value [Line Items]
Line Graph and Table Measure Name			CIBC Atlas Equity Income Fund, Institutional Class Shares
C000212351
Account Value [Line Items]
Line Graph and Table Measure Name	CIBC Atlas International Growth Fund, Institutional Class Shares
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index (TR)
Account Value		$ 250,000	$ 857,300	$ 250,000	621,155	563,954	660,453	462,134	421,230	368,446		343,231		277,622		265,644
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index (USD)
Account Value		$ 250,000	$ 807,441	250,000	585,717	540,428	647,357	449,868	408,421	359,875		337,607		272,309		261,225
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Account Value		250,000	$ 848,762	250,000	614,969	558,338	653,876	457,531	417,035	364,776		339,813		274,858		262,999
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index (USD)
Account Value		$ 250,000	$ 807,441	250,000	585,717	540,428	647,357	449,868	408,421	359,875		337,607		272,309		261,225
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index (USD)
Account Value			$ 835,528		605,153	552,732	660,991	460,584	415,442	363,937	$ 390,170		$ 325,636		$ 280,338		$ 250,989
MSCI ACWI ex-USA Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Account Value	$ 250,000		366,092		292,912	259,990	343,675	263,909	269,804
Russell Midcap Growth Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index (TR) (USD)
Account Value		$ 250,000	$ 722,000	250,000	520,661	503,784	708,955	508,479	419,757	352,942		332,527		263,396		262,340
Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Account Value		250,000	$ 569,947	250,000	451,276	424,043	498,104	401,663	367,466	322,071		311,043		272,493		260,130
Bloomberg U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit Index
Account Value		250,000	$ 294,472	250,000	267,142	265,180	315,843	317,365	296,379	263,196		269,412		266,608		254,311
Russell 3000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Growth Index (USD)
Account Value		$ 250,000	$ 1,071,376	$ 250,000	$ 747,010	$ 636,731	$ 845,293	$ 591,885	$ 461,686	$ 396,852		$ 360,125		$ 277,442		$ 271,794